Convertible Note Financing	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Note Financing

4. Convertible Note Financing

On August 3, 2018, the Company issued a convertible promissory note (the “Note”) in an amount of $50,000 to an affiliated entity of the Company’s then-Chief Executive Officer and member of its board of directors (the “Board”). The Note accrued interest at 8% per year and had a maturity date of December 31, 2019. The Note was subject to an automatic conversion upon a qualified equity financing defined as a raise in aggregate of at least $5.0 million, excluding the conversion of the Note and other indebtedness. The conversion was equal to the outstanding principal amount of the Note plus all accrued and previously unpaid interest thereon, divided by 80% of the lowest price per share paid by investor for qualified equity financing. On November 5, 2018, the Note converted into 63,585 shares of Series A Preferred Stock. For the period from May 2, 2018 to December 31, 2018, the Company recorded the accretion of the discount and aggregate interest expense of $14,000.